Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

15.   Commitments and Contingencies:

a)       Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure.

The Company is involved in non-material legal proceedings and may become involved in other legal matters arising in the ordinary course of its business, principally personal injury and property casualty claims. Generally, we expect that such claims would be covered by insurance, subject to customary deductibles.

Certain routine non-material commercial claims have been asserted against the Company, or by the Company against charterers, that relate to contractual disputes with certain of our charterers. The nature of these disputes involves disagreements over losses claimed by charterers, or by the Company, during or as a result of the performance of certain charters, including, but not limited to, delays in the performance of the charters and off-hire during the charters. The related legal proceedings are at various stages of resolution.

In March 2021, the U.S. government began investigating an allegation that one of the vessels acquired pursuant to the Eagle Merger may have improperly disposed of ballast water that entered the engine room bilges during a repair. The Company does not believe that this matter will have a material impact on the Company, our financial condition or results of operations. The Company has posted a surety bond as security for any potential fines, penalties or associated costs that may be incurred, and the Company is cooperating fully with the U.S. government in its investigation of this matter.

Currently, other than as disclosed above, management is not aware of, and has not accrued for, any such claims or contingent liabilities requiring disclosure in the consolidated financial statements.

In accordance with U.S. GAAP, the Company accrues for contingent liabilities when it is probable that such a liability has been incurred and the amount of loss can be reasonably estimated. The Company evaluates its outstanding legal proceedings to assess its contingent liabilities and adjusts such liabilities, as appropriate, based on management’s best judgment after consultation with counsel. There is no assurance that the Company’s contingent liabilities will not need to be adjusted in the future.

b)       Other contingencies:

Heron

On July 11, 2014, Oceanbulk Shipping became a wholly owned subsidiary of the Company. Oceanbulk Shipping owned a convertible loan, which was convertible into 50% of Heron Ventures Ltd’s (“Heron”) equity. After the conversion of the loan, on November 5, 2014, Heron was a 50-50 joint venture between Oceanbulk Shipping and ABY Group Holding Limited, and Oceanbulk Shipping shared joint control over Heron with ABY Group Holding Limited. Based on the applicable related agreements, neither party will entirely control Heron. In addition, any operational and other decisions with respect to Heron will need to be jointly agreed between Oceanbulk Shipping and ABY Group Holding Limited. As of December 31, 2017, all vessels previously owned by Heron have been either sold or distributed to its equity holders. While Oceanbulk Shipping and ABY Group Holding Limited intend that Heron eventually will be dissolved shortly after receiving permission from local authorities in Malta, until that occurs, contingencies to the Company may arise. However, the pre-transaction investors in Heron effectively remain as ultimate beneficial owners of Heron, until Heron is dissolved on the basis that, according to the agreement governing the Merger, any cash received or paid by the Company from the final liquidation of Heron will be settled accordingly by the pre-Merger investors in Oceanbulk (the “Oceanbulk Sellers”). The Company had no outstanding balance with the Oceanbulk Sellers as of December 31, 2017 and thereafter. In July 2018, ABY Group Holding Limited transferred to ABY Floriana Limited its interests to Heron. The Company concluded that there should not be significant financial impact and therefore no provision has been made.

15.	Commitments and Contingencies - (continued):

c)       Commitments:

The following table sets forth inflows and outflows, related to the Company’s charter party arrangements and other commitments, as of December 31, 2024.

Time charter-out agreements

	Twelve month periods ending December 31,
+ inflows/ - outflows	Total	2025	2026	2027	2028	2029	2030 and thereafter
Future, minimum, non-cancellable charter revenue (1)	$160,176	$158,325	$1,851	$-	$-	$-	$-

Total	$160,176	$158,325	$1,851	$-	$-	$-	$-

(1)	The amounts represent the minimum contractual charter revenues to be generated from the existing, as of December 31, 2024, non-cancellable time charter agreements, until their expiration, net of address commission, assuming no off-hire days, other than those related to scheduled interim and special surveys of the vessels. Future inflows also include revenues deriving from index linked charter agreements using i) the index rates at the commencement date of each agreement, in compliance with ASC 842, and do not reflect relevant index charter rate information prevailing as of December 31, 2024 and ii) the remaining minimum duration of each non-cancellable time charter agreement.

Other commitments:

	Twelve month periods ending December 31,
+ inflows/ - outflows	Total	2025	2026	2027	2028	2029	2030 and thereafter
Future minimum charter-in hire payments (1)	$(5,415)	$(5,415)	$-	$-	$-	$-	$-
Vessel BWTS and ESD (2)	(14,114)	(13,686)	(428)	-	-	-	-
Total	$(19,529)	$(19,101)	$(428)	$-	$-	$-	$-

(1)	The amounts represent the Company’s commitments under the existing, as of December 31, 2024, time-charter-in arrangements for third party vessels.
(2)	The amounts represent the Company’s commitments as of December 31, 2024 for installation of BWTS upgrades and ESD on its vessels to comply with environmental regulations.

The Company has outstanding commitments under vessel construction contracts as of December 31, 2024, as described in Note 5 “Vessels and other fixed assets, net, Advances for vessels under construction and Vessel held for sale”.